FAIR VALUE MEASUREMENTS - Significant Unobservable Inputs Used for Assets and Liabilities (Details) - Galaxy Digital Holdings, LP $ in Thousands	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 4,295,826	$ 4,674,336	$ 1,745,975
Liabilities, fair value	305,661	722,470	360,978
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	422,046	605,522	453,149
Liabilities, fair value	$ 46,586	$ 136,192	$ 10,472
Level 3 | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.157	0.159	0.033
Crypto asset receivable, measurement input	0.028	0.055	0.061
Level 3 | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.391	0.452	0.594
Crypto asset receivable, measurement input	0.618	0.728	0.744
Level 3 | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.284	0.321	15.4
Crypto asset receivable, measurement input	0.211	0.358	28.5
Level 3 | Digital intangible assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 10,963	$ 20,457	$ 68,004
Level 3 | Digital assets receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value		$ 60,492
Level 3 | Investments | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.250	0.035	0.057
Level 3 | Investments | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.400	0.518	0.400
Level 3 | Investments | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.276	0.260	15.4
Level 3 | Investments | Time to liquidity event (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.8	1.0	3.0
Level 3 | Investments | Time to liquidity event (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5	5.0	5.0
Level 3 | Investments | Time to liquidity event (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	4.1	4.1	4.6
Level 3 | Investments | Annualized equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			90
Level 3 | Investments | Annualized equity volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.700	0.70
Level 3 | Investments | Annualized equity volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.90
Level 3 | Investments | Annualized equity volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.888	0.888	90
Level 3 | Investments | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.034	0.034	0.035
Level 3 | Investments | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.044	0.044	0.042
Level 3 | Investments | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.039	0.042	3.9
Level 3 | Investments | Market adjustment discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.300	0.300	0.250
Level 3 | Investments | Market adjustment discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.900	0.650
Level 3 | Investments | Market adjustment discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.397	0.410	37.4
Level 3 | Investments | Market adjustment premium | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.250	0.250
Level 3 | Investments | Market adjustment premium | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.500	1.300
Level 3 | Investments | Market adjustment premium | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.005	0.796
Level 3 | Investments | Expected dividend payout ratio
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Expected dividend payout ratio | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0
Level 3 | Investments | Expected dividend payout ratio | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Enterprise value to LTM revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	2.5
Level 3 | Investments | Enterprise value to LTM revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	16.8	16.8
Level 3 | Investments | Enterprise value to LTM revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	9.5	10.8
Level 3 | Investments | Enterprise value to projected revenue | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.0
Level 3 | Investments | Enterprise value to projected revenue | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	10.5
Level 3 | Investments | Enterprise value to projected revenue | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.2
Level 3 | Investments | Enterprise value to projected revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		2.0	2.0
Level 3 | Investments | Enterprise value to projected revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.5	8.0
Level 3 | Investments | Enterprise value to projected revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		7.0	4.4
Level 3 | Investments | Enterprise value to annualized revenue | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	3.5
Level 3 | Investments | Enterprise value to annualized revenue | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	9.0	9.0
Level 3 | Investments | Enterprise value to annualized revenue | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5.8	6.7
Level 3 | Investments | Enterprise value to LTM volume
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.8	3.0	5.5
Level 3 | Investments | Enterprise value to LTM volume | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.8	3.0	5.5
Level 3 | Investments | Enterprise Value to ARR
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	8.0
Level 3 | Investments | Enterprise Value to ARR | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		8.5
Level 3 | Investments | Enterprise Value to ARR | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		15.8
Level 3 | Investments | Enterprise Value to ARR | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	8.0	10.9
Level 3 | Investments | Price to tangible book value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.3	1.5
Level 3 | Investments | Price to tangible book value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.3	1.5
Level 3 | Investments | Enterprise value to projected EBITDA | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Level 3 | Investments | Enterprise value to projected EBITDA | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		14.0
Level 3 | Investments | Enterprise value to projected EBITDA | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		11.5
Level 3 | Investments | Enterprise value to gross profit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | Enterprise value to gross profit | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | Scenario probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.350	0.350
Level 3 | Investments | Scenario probability | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.350	0.350
Level 3 | Investments | Recovery percentage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440		120.1
Level 3 | Investments | Recovery percentage | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Level 3 | Investments | Recovery percentage | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.616
Level 3 | Investments | Recovery percentage | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440	0.515	120.1
Level 3 | Embedded derivative – Notes payable | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			4
Level 3 | Embedded derivative – Notes payable | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.038	0.042
Level 3 | Embedded derivative – Notes payable | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.040	0.044
Level 3 | Embedded derivative – Notes payable | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.039	0.043	4
Level 3 | Embedded derivative – Notes payable | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			67
Level 3 | Embedded derivative – Notes payable | Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.470	0.456
Level 3 | Embedded derivative – Notes payable | Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.770	0.750
Level 3 | Embedded derivative – Notes payable | Volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.562	0.554	67
Level 3 | Embedded derivative – Notes payable | Time-step (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.004	0.004	0.004
Level 3 | Embedded derivative – Notes payable | Time-step (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.004	0.004	0.004